VARIABLE INTEREST ENTITIES - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)
VARIABLE INTEREST ENTITIES
Number of variable interest entities deconsolidated | item	2	0
Cash flow used in operating activities	$ (885,324)	$ 684,615	$ 916,631
Cash flow used in investing activities	(1,962,257)	(1,671,416)	(630,488)
Cash flow provided by financing activities	2,319,771	$ 2,052,828	$ 428,639
Capital contributions from tax equity investors	226,935
Variable Interest Entity
VARIABLE INTEREST ENTITIES
Cash flow used in operating activities	159,926
Cash flow used in investing activities	634,608
Cash flow provided by financing activities	752,825
Capital contributions from tax equity investors	$ 226,935